Mining Interests Owned By Subsidiaries and Joint Operations - Summary of Exploration Evaluation and Project Cost Incurred (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Exploration Evaluation And Project Cost Incurred [abstract]
Total exploration, evaluation and project expenditures	$ 153	$ 114
Less: amounts capitalized to mining interests	(67)	(52)
Total exploration, evaluation and project costs recognized in the Consolidated Statements of (Loss) Earnings	86	62
Capitalized expenditures on mining interests
Owned by subsidiaries and Investments in associates and joint venture	1,244	1,130
Interest paid	(60)	(35)
(Increase) decrease in accrued expenditures	(29)	(20)
Expenditures on mining interests per Consolidated Statements of Cash Flows	$ 1,155	$ 1,075